Debt instruments	12 Months Ended
Dec. 31, 2022
Debt Instruments
Debt instruments

6.	Debt instruments

The breakdown, by classification, type and currency, of the balances of “Debt instruments” is as follows:

Thousand of reais	2022	2021	2020

Classification:
Financial Assets Measured At Fair Value Through Profit Or Loss	3,956,833	3,122,017	3,545,660
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	62,234,621	47,752,595	68,520,799
Financial Assets Measured At Fair Value Through Other Comprehensive Income	55,392,178	101,212,600	109,668,214
Financial Assets Measured At Amortized Cost	81,329,013	73,125,011	48,367,791
Of which:
Debt Instruments	82,502,775	74,315,903	49,945,226
Provision for losses due to non-recovery ("impairment") (note 9.c)	(1,173,762)	(1,190,892)	(1,577,435)
Total	202,912,645	225,212,223	230,102,464

Type:
Government securities - Brazil (1)	142,748,873	171,436,589	191,896,439
Debentures and Promissory notes	28,251,227	19,881,934	17,071,856
Other debt securities	31,912,545	33,893,700	21,134,169
Total	202,912,645	225,212,223	230,102,464
(1)	Includes, substantially, National Treasury Bills (LTN), Treasury Bills (LFT) e National Treasury Notes (NTN-A, NTN-B, NTN-C e NTN-F).

The debt instruments are composed, majority by:

Thousand of reais	2022	2021	2020

Currency:
Brazilian Real	185,814,293	208,599,863	207,752,590
US dollar	17,098,352	16,612,360	22,292,647
Euro	-	-	57,227
Total	202,912,645	225,212,223	230,102,464

Thousand of reais	2022	2021	2020

Debt Instruments linked to:
Repo Operations	60,633,943	76,211,049	101,371,733
Operations guarantees in B3 S.A. - Brasil, Bolsa, Balcão (B3 S.A.)	19,251,597	19,470,624	12,963,251
Associated to judiciary deposits and other guarantees	15,235,912	23,291,528	9,665,135
Total	95,121,452	118,973,201	124,000,119

Note 43-d contains details of the residual maturity periods of financial assets measured at fair value through Other Comprehensive Income and related financial assets measured at amortized cost.

In the second quarter of 2022, in accordance with the best corporate governance practices, Management approved the change in the business model of bonds and securities, from held with the objective of collecting contractual cash flows and selling to held with the objective of collect from contractual cash flows, in the amount of R$ 11 billion with no impact on results, with the balance in Equity reversed in full.

This decision is based on a response to the changes brought about by the approval of Law 14,031/20 and, with the objective of adapting the new conditions of interest rate risk management, the pre-fixed public securities LTNs that were used to cover the interest rate differential interest rates were reclassified on April 1, 2022. Such change in legislation entails changing the Management Model used by Management to manage these securities, and it is estimated that the LTNs maturing in 2024 no longer fit into “ Held to Collect and Sell”, and, with the extinction of the fiscal asymmetry of investments abroad, such securities will be used exclusively with the purpose of collecting cash flows.

Thus, with the reclassification carried out on April 1, 2022, Federal Public Securities - LTNs maturing in 2024 are no longer recorded at Fair Value in Other Comprehensive Income, and become effective only for Payment of Principal and Interest. This event entails the full reversal of the mark-to-market amount recorded in Other Comprehensive Income on the reclassification date in the gross total of R$1,025 million, reducing, on the other hand, the value of the registered asset.